Other Income (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Text Block [Abstract]
Summary Of Other Income Explanatory
c) Other income

	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021
Government assistance 1	$—	$(1,612,053)	$(637,942)	$(3,729,796)
Government loan forgiveness	—	(787,699)	—	(1,086,781)
Derecognition of contingent consideration	(368,806)	(1,973)	(368,806)	(574,235)
Fair value adjustment to royalty receivable 2	(3,394,455)	—	(3,394,455)	—
Loss on deconsolidation of subsidiary 2	210,488	—	210,488	—
Other	(117,537)	(4,809)	(141,887)	(81,030)

Total other income	$(3,670,310)	$(2,406,534)	$(4,332,602)	$(5,471,842)

1	Majority of government assistance are grants from the Canadian Government for wage and rental subsidies.
2	See Note 15.

	Year Ended December 31,

	2021	2020	2019

Government assistance 1	$(4,201,822)	$(2,775,677)	$–

US Government loan forgiveness 2 (Note 16)	(1,825,237)	(124,507)	–

Derecognition of contingent consideration (Note 18)	(1,010,024)	–	–

Other	(89,014)	(32,158)	(167,913)

Total other income	$(7,126,097)	$(2,932,342)	$(167,913)

1
Majority represents amounts received from the Canadian Government for wage and rental subsidies associated with COVID-19. The amount of government assistance available is dependent on the programs in place and the Company’s eligibility for these programs.

2	Includes other income recognized as below market interest rate benefit.